Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Changes in Accrued Restructuring Balance
The following table summarizes the changes in the Company’s accrued restructuring balance (in thousands):

	Beginning Balance December 31, 2022	Charges	Payments	Ending Balance December 31, 2023
Severance liability	$—	$6,448	$(5,325)	$1,123

Charges Related to the Restructuring Activities	A summary of the charges related to the restructuring activities is as follows (in thousands):

	Severance Related Expenses	Stock Compensation Expenses	Loss on Disposal of Long Lived Assets	Lease Asset Impairment	Total Restructuring Costs
Research and development	$3,182	$123	$749	$1,405	$5,459
General and administrative	3,266	870	182	1,175	5,493

Total	$6,448	$993	$931	$2,580	$10,952